Related party transactions - Schedule of reporting periods, total compensation paid to directors and the executives of bladex (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Compensation costs to directors	$ 2,854	$ 2,391	$ 1,910
Compensation costs to key management personnel	$ 13,801	$ 11,461	$ 8,067